Summary of significant transaction (Details) € / shares in Units, € in Thousands								1 Months Ended	12 Months Ended
	Dec. 15, 2020 EUR (€)	Nov. 06, 2019 EUR (€)	Oct. 22, 2019 € / shares	Aug. 23, 2019	Aug. 22, 2019	Jul. 14, 2019 EUR (€) € / shares	Jul. 14, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Jul. 14, 2019 USD ($)
Summary of significant transaction
Global research and development collaboration term						10 years	10 years
Upfront payment received						€ 3,569,800	$ 3,950,000,000
Equity investment						€ 960,100							$ 1,100,000,000
Additional equity investment from warrant exercise | €									€ 28,287	€ 17,167	€ 7,657
Cost share for global development activities									50.00%			50.00%
Option rights period						10 years	10 years
Extension option rights period						3 years	3 years
Opt-in payments to be received for each program | $							$ 150,000,000
Milestones achieved | €									€ 46,261	€ 2,878	€ 73,394
GLPG 1690 License
Summary of significant transaction
Regulatory milestone fee | $							325,000,000
GLPG 1972 License
Summary of significant transaction
Regulatory milestone fee | $							550,000,000
Additional milestone fee | $							200,000,000
Filgotinib drug license
Summary of significant transaction
Development and regulatory milestones | $							295,000,000
Sales based milestone payment | $							600,000,000
Number of milestone payments achieved | $								2
Proceeds from milestone payments | $								$ 105,000,000
United States | GLPG 1972 License
Summary of significant transaction
License fee on election of option to license | $							$ 250,000,000
Minimum | Outside Europe
Summary of significant transaction
Tiered royalty Percentage						20.00%	20.00%
Minimum | Outside Europe | Filgotinib drug license
Summary of significant transaction
Tiered royalty Percentage						20.00%	20.00%		20.00%
Maximum | Outside Europe
Summary of significant transaction
Tiered royalty Percentage						24.00%	24.00%
Maximum | Outside Europe | Filgotinib drug license
Summary of significant transaction
Tiered royalty Percentage						30.00%	30.00%		30.00%
Gilead
Summary of significant transaction
Global research and development collaboration term						10 years	10 years
Cost share for global development activities						50.00%							50.00%
Number of directors represented as board members			2
Premium						20.00%	20.00%
Volume of days						30 days	30 days
Percentage of stake		25.10%		22.04%	12.30%				25.54%
Restricting Gilead's ability to seek to acquire			10 years
Maximum share holding percentage			29.90%
Subscription Price | € / shares						€ 140.59
Gilead | Filgotinib drug license
Summary of significant transaction
Future global development cost sharing ratio before predetermined level									100.00%
Amount receivable in relation to the collaboration | €									€ 160,000
Amounts Receivable Related Party Transactions in Next Twelve Months | €									110,000
Amounts Receivable Related Party Transactions Year Two | €									50,000
Upfront payments receivable									125,000			$ 151,800,000
Upfront Payments Receivable Related Party Transactions In Next Fiscal Year | €									75,000
Upfront Payments Receivable Related Party Transactions In Year Two | €									€ 50,000
Gilead | Filgotinib drug license | Group B activities [Member]
Summary of significant transaction
Cost share for global development activities									50.00%			50.00%
Gilead | Reassessment Responsibilities [Member] | Filgotinib drug license
Summary of significant transaction
Upfront payments | €	€ 35,000
Upfront payments receivable									€ 35,000			$ 42,500,000
Gilead | Minimum
Summary of significant transaction
Cost share for global development activities						20.00%							20.00%
Gilead | Minimum | Filgotinib drug license
Summary of significant transaction
Future global development cost sharing ratio before predetermined level									20.00%
Gilead | Minimum | Europe | Filgotinib drug license
Summary of significant transaction
Percentage of future net sales from 2024									8.00%			8.00%
Gilead | Maximum
Summary of significant transaction
Percentage of stake			29.90%
Gilead | Maximum | Filgotinib drug license
Summary of significant transaction
Future global development cost sharing ratio before predetermined level									50.00%
Gilead | Maximum | Europe | Filgotinib drug license
Summary of significant transaction
Percentage of future net sales from 2024									15.00%			15.00%
Warrant A | Gilead
Summary of significant transaction
Additional equity investment from warrant exercise | €		€ 368,000
Warrant B
Summary of significant transaction
Multiplier used to calculate exercise price per share			120.00%
Initial term of the warrant			5 years
Volume of days			30 days
Exercise Price | € / shares			€ 140.59
Warrant B | Gilead | Minimum
Summary of significant transaction
EGM Conducted period for approval of subsequent warrant B			57 months
Warrant B | Gilead | Maximum
Summary of significant transaction
EGM Conducted period for approval of subsequent warrant B			59 months